Financial Instruments - Net Effects of Expired Contracts That Met Hedging Criteria (Details) - Derivative Contract Met Hedging Criteria - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Currency swap contract | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 1	$ 0	$ (109)
Currency swap contract | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(5)	0	1,212
Interest rate swaps | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	0	0	(163)
Forward contract | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	565	41	(167)
Forward contract | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(681)	(788)	839
Commodity price contracts | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	599	1,245	(129)
Options to purchase foreign currency | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	0	0	8
Treasury locks | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 0	$ 0	$ 153